Annual Total Returns - Voya Global Bond Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya Global Bond Fund - Class P3	Feb. 28, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019	8.15%
2020	10.90%